INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13:-	INCOME TAXES

a.	Accounting for uncertainty in income taxes:

As of December 31, 2011 and for the years ended December 31, 2009 and 2010, the Company did not have any unrecognized tax benefits and no interest or penalties related to unrecognized tax benefits had been accrued

December 31, 2011

Beginning balance	$-
Liability assumed in connection with the acquisition of RepliWeb	193
Additions for prior years tax position	(2)
Additions for current year tax position	31

Ending balance	$222

As of December 31, 2011, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the year ended December 31, 2011, the Company recorded $ 4 for interest expense related to uncertain tax positions. As of December 31, 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $32, which is included within accrued expenses and other liabilities on the balance sheet.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2009 - 26%, 2010 - 25%, 2011 - 24%. On December 5, 2011 the "Knesset" (Israeli Parliament) passed a law for changing the tax burden (the Law), which cancel, among others, the graduate reduction in the rates of the Israeli corporate tax. In addition the Israeli corporate tax will be increase to 25% starting in 2012. In accordance, the real capital gains tax increase to 25%.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

d.
Tax reports filed by the Israeli entities through the year ended December 31, 2005 are considered final. The U.S tax returns of Attunity Inc remain subject to examination by the U.S tax authorities for the tax years beginning in January 1, 2007 and for RepliWeb Inc. January 1, 2005.

e.	Tax loss carry-forwards:

Net operating loss carry-forwards as of December 31, 2011 are as follows:

Israel	$45,095
United States *)	$1,898
UK	$2,440
Hong Kong	$2,277
Other	$708
$52,418

Net operating losses in Israel, the UK and Hong Kong may be carried forward indefinitely. Net operating losses in the U.S. may be carried forward through periods which will expire in the years 2012-2030.

*)
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2010

Net operating loss carry forwards	$13,158	$14,282
Temporary differences	1,226	934

Total deferred tax asset before valuation allowance	14,384	15,216
Less - valuation allowance	(13,813)	(15,216)
Deferred tax asset	571	-
Intangible assets	(1,078)	-

Deferred tax liability	(1,078)	-

Deferred tax liability, net	$(507)	$-

Domestic:	-	-
Foreign:
Current deferred tax asset, net	8	-
Non-current deferred tax liability	(515)	-
	(507)	-

	$(507)	-

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

g.	Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company (2009 - 26%, 2010 - 25%, 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets (in all reported periods). Tax expenses mainly represent business taxes in certain foreign locations.

h.	Loss before taxes on income (benefit):

	Year ended December 31,
	2011	2010	2009

Domestic	$789	$(1,634)	$(1,511)
Foreign	424	203	236

	$1,213	$(1,431)	$(1,275)

Income taxes are comprised as follows:

	Year ended December 31,
	2011	2010	2009

Deferred tax benefit	$(774)	$-	$-
Current taxes	375	74	28

	(399)	74	28

Domestic	218	23	15
Foreign	(617)	51	13

	(399)	74	28
Domestic taxes:
Current	218	23	15
Deferred	-	-	-

	218	23	15

Foreign taxes - US:
Current	157	51	13
Deferred	(774)	-	-

Total foreign taxes	(617)	51	13

Taxes on income	$(399)	$74	$28